CLASS A AND CLASS D SHARES | BURKENROAD SMALL CAP FUND
HANCOCK HORIZON BURKENROAD SMALL CAP FUND
INVESTMENT OBJECTIVE
The Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund” or the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Hancock Horizon Funds. More information about these and other discounts is available from your financial professional and in the section “Sales Charges” on page 74 of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees CLASS A AND CLASS D SHARES BURKENROAD SMALL CAP FUND (USD $)	CLASS A SHARES		CLASS D SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	0.75%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none		none
Exchange Fee	none		none
[1]	Contingent deferred sales charge ("CDSC") on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	CLASS A AND CLASS D SHARES BURKENROAD SMALL CAP FUND CLASS A SHARES 5/30/2014 - 5/30/2014		CLASS A AND CLASS D SHARES BURKENROAD SMALL CAP FUND CLASS D SHARES 5/30/2014 - 5/30/2014
Prospectus [Line Items]
Management Fees	0.95%		0.95%
Distribution (12b-1) Fees	none		0.25%
Shareholder Servicing Fees	0.25%		0.25%
Other Operating Expenses	0.17%		0.17%
Total Other Expenses	0.42%		0.42%
Total Annual Fund Operating Expenses	1.37%		1.62%
Plus Recovered Fee Reductions and/or Expense Reimbursements	0.03%		0.03%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.40%	[1]	1.65%	[1]
[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.40% and 1.65% of the Fund's average daily net assets of the Class A and Class D Shares, respectively, until May 31, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement, or any prior agreement, was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of the Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example CLASS A AND CLASS D SHARES BURKENROAD SMALL CAP FUND (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A SHARES	660	939	1,238	2,087
CLASS D SHARES	168	514	884	1,924

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies with small capitalizations located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers small capitalization companies to be those with market capitalizations that fall within or below the current range of companies in either the Russell 2000 Index or the S&P Small Cap 600 Index, or below the three year average maximum market cap of companies in either index as of January 31 of the three preceding years. As of January 31, 2014, the market capitalization ranges for the Russell 2000 Index and the S&P Small Cap 600 Index were approximately $15.1 million to $5.9 billion, and $130.6 million to $4.2 billion, respectively.

The Adviser intends to utilize Tulane University’s Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making. Burkenroad Reports (the “Reports”) is an educational program on investment research in which selected students at Tulane University’s A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South. The Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Reports, and may not own shares of all of the companies covered by the Reports. The Fund and the Adviser are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock (as defined below) licenses the name “Burkenroad” from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund’s securities across industry sectors. The Adviser continually monitors the Fund’s portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security’s prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows above the Fund’s small capitalization range.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

The Fund’s concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class A Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hancockhorizonfunds.com.

BEST QUARTER WORST QUARTER 19.92% (23.73%) (06/30/2009) (12/31/2008) The performance information shown above is based on a calendar year. The Fund’s performance from 1/1/14 to 3/31/14 was 2.92%.
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013

This table compares the Fund’s average annual total returns for the periods ended December 31, 2013 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Class A Shares. After-tax returns for other classes will vary.

Average Annual Total Returns CLASS A AND CLASS D SHARES BURKENROAD SMALL CAP FUND	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
CLASS A SHARES	FUND RETURNS BEFORE TAXES	32.41%	[1]	21.55%	[1]	12.27%	[1]	12.84%	[1]	Dec. 31, 2001
CLASS D SHARES	FUND RETURNS BEFORE TAXES	39.43%		22.56%		12.61%		13.10%		Dec. 31, 2001
[1]	(reflects a Maximum Sales Charge of 5.25%)